BASIS OF PRESENTATION AND NATURE OF OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
BASIS OF PRESENTATION AND NATURE OF OPERATIONS
BASIS OF PRESENTATION AND NATURE OF OPERATIONS

1. BASIS OF PRESENTATION AND NATURE OF OPERATIONS

Basis of Presentation

The accompanying unaudited interim financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”) for interim financial information and with the instructions to Form 10-Q. Accordingly, they do not include all of the information required by GAAP for complete annual financial statement presentation.

These unaudited interim consolidated financial statements, as of September 30, 2022, and for the nine months ended September 30, 2022 and 2021, reflect all adjustments consisting of normal recurring adjustments, which, in the opinion of management, are necessary to fairly present the Company’s financial position and the results of its operations for the periods presented, in accordance with the accounting principles generally accepted in the United States of America. Operating results for the nine months ended September 30, 2022, are not necessarily indicative of the results to be expected for other interim periods or for the full year ending December 31, 2022. These unaudited interim financial statements should be read in conjunction with the financial statements and accompanying notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2021, as filed with the Securities Exchange Commission.

Nature of Operations

The Company is the exclusive worldwide manufacturer and distributor for MiteXstreamTM, an EPA-certified plant-based biopesticide effective in the eradication of mites and other similar pests, including spider mites, that destroy crops, particularly cannabis, hops, coffee and house plants, as well as molds and mildew.

The Company also manufactures and sells, under its Grizzly Creek NaturalsTM brand name, CBD products, including CBD Oils, gummies and pet treats, as well as CBD-infused personal care products.

1.  BASIS OF PRESENTATION AND NATURE OF OPERATIONS

Basis of Presentation

Black Bird Biotech, Inc. (formerly Digital Development Partners, Inc.) (the “Company”) was incorporated in the State of Nevada in 2006 under the name “Cyprium Resources Inc.,” which was changed to “Digital Development Partners, Inc.” in August 2009. Effective June 14, 2021, the Company’s name change to “Black Bird Biotech, Inc.” Through 2014, the Company was involved, first, in the mining industry and, then, in the communications industry.

From 2015 until the January 1, 2020, acquisition of Black Bird Potentials Inc., a Wyoming corporation (“BB Potentials”), the Company was a “shell company,” as defined in Rule 12b-2 of the Securities Exchange Act of 1934. The Company’s Board of Directors has adopted the business plan of BB Potentials and the Company’s ongoing operations now include those of BB Potentials. References to “the Company” include BB Potentials, as well as its other wholly-owned subsidiaries: Big Sky American Dist., LLC, a Montana limited liability company, and Black Bird Hemp Manager, LLC, a Montana limited liability company.

The consolidated financial statements include the accounts of Black Bird Biotech, Inc. and its wholly-owned subsidiaries. These consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). All intercompany balances and transactions have been eliminated in consolidation.

Nature of Operations

The Company is the exclusive worldwide manufacturer and distributor for MiteXstreamTM, an EPA-certified plant-based biopesticide effective in the eradication of mites and other similar pests, including spider mites, that destroy crops, particularly cannabis, hops, coffee and house plants, as well as molds and mildew.

The Company also manufactures and sells, under its Grizzly Creek NaturalsTM brand name, CBD products, including CBD Oils, gummies and pet treats, as well as CBD-infused personal care products. In addition, BB Potentials is a licensed grower of industrial hemp under the Montana Hemp Pilot Program.